Commitments, Guarantees and Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments, Guarantees and Contingent Liabilities
Total rent expense for all leases	$ 256	$ 256	$ 267
Capital leases, future minimum lease payments
2012	7
2013	8
2014	6
2015	2
2016	2
Thereafter	13
Total	38
Present value of minimum capital lease payments	29
Operating leases, future minimum lease payments
2012	182
2013	138
2014	92
2015	66
2016	47
Thereafter	66
Total	$ 591